                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one): [_] is a restatement.
                                 [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Andover Capital Advisors LP
Address: 300 Brickstone Square Suite 1004
         Andover, Massachusetts 01810

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Brian Kobelski
Title: Chief Financial Officer
Phone: 978-623-3512

Signature, Place, and Date of Signing:


  /s/ Brian Kobelski       Andover, Massachusetts          May 12, 2006
-------------------------  -------------------------  ------------------------
      [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:.........           0
Form 13F Information Table Entry Total:....          51
Form 13F Information Table Value Total:.... $   175,066
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                          Andover Capital Advisors LP
                               13F SEC Appraisal
                                   3/31/2006

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Item 1:                    Item 2:      Item 3:  Item 4:  Item 5:             Item 6:               Item 7: Item 8:
-------                 -------------- --------- ------- ---------            -------               ------- -------
                                                                              Investment Discretion           Voting Authority
                                                                              --------------------          --------------------
                                                 Market   Shrs Or
                                                  Value     Prn    Shrs/ Put/  Sole    Shared Other Others   Sole   Shared Other
Security                Security Type    Cusip   (x1000)  Amount    PRN  Call   (A)     (B)   (C )  Manager   (A)    (B)   (C )
--------                -------------- --------- ------- --------- ----- ---- -------  ------ ----- ------- ------- ------ -----
                                                                                 X                             X
AES Corp/The........... Common Stock   00130H105  6,849    401,458 Shrs          X                             X
AFC Enterprises........ Common Stock   00104Q107    667     47,950 Shrs          X                             X
Ameristar Casinos
  Inc.................. Common Stock   03070Q101  4,007    155,363 Shrs          X                             X
Blount International
  Inc.................. Common Stock   095180105    980     60,806 Shrs          X                             X
CMS Energy Corp........ Common Stock   125896100    518     40,000 Shrs          X                             X
Carnival Corp.......... Paired CTF     143658300    571     12,044 Shrs          X                             X
Comcast Corp........... Common Stock   20030N101  1,700     65,000 Shrs          X                             X
DPL Inc................ Common Stock   233293109  1,485     55,000 Shrs          X                             X
Dell Inc............... Common Stock   24702R101    744     25,000 Shrs          X                             X
Denbury Resources
  Inc.................. Com New        247916208  1,859     58,698 Shrs          X                             X
Dover Motorsports
  Inc.................. Common Stock   260174107  3,953    720,000 Shrs          X                             X
Dreyfus High Yield
  Strategies Fund...... SH BEN INT     26200S101  2,541    628,930 Shrs          X                             X
Dynegy Inc............. Common Stock   26816Q101    940    195,833 Shrs          X                             X
EchoStar
  Communications
  New.................. CLA            278762109 36,380  1,217,951 Shrs          X                             X
Healthsouth Corp....... Common Stock   421924101  3,689    739,300 Shrs          X                             X
Hilton Hotels Corp..... Common Stock   432848109  9,548    375,000 Shrs          X                             X
Intercontinental Hotels
  GP P................. Spons ADR New  45857P103  1,002     61,000 Shrs          X                             X
Interstate Hotels &
  Resorts Inc.......... Common Stock   46088S106  1,830    342,138 Shrs          X                             X
Isle of Capri Casinos
  Inc.................. Common Stock   464592104  5,262    158,104 Shrs          X                             X
Jameson Inns Inc....... Common Stock   470457102    600    244,792 Shrs          X                             X
K-Swiss Inc............ Common Stock   482686102    151      5,000 Shrs          X                             X
Lodgenet Entertainment
  Corp................. Common Stock   540211109  2,219    142,443 Shrs          X                             X
MGM Mirage............. Common Stock   552953101  1,077     25,000 Shrs          X                             X
MTR Gaming Group
  Inc.................. Common Stock   553769100  5,557    540,078 Shrs          X                             X
Magna Entertainment
  Corp................. Common Stock   559211107  1,197    176,250 Shrs          X                             X
Multimedia Games
  Inc.................. Common Stock   625453105    874     58,750 Shrs          X                             X
Nevada Gold & Casinos
  Inc.................. Common Stock   64126Q206  2,553    271,879 Shrs          X                             X
NorthWestern Corp...... Common Stock   668074305  1,626     52,211 Shrs          X                             X
Owens-Illinois Inc..... Common Stock   690768403  2,490    143,333 Shrs          X                             X
Patterson-UTI Energy
  Inc.................. Common Stock   703481101  2,527     79,063 Shrs          X                             X
Petroquest Energy Inc.. Common Stock   716748108    380     37,698 Shrs          X                             X
Pioneer Natural
  Resources Co......... Common Stock   723787107    650     14,688 Shrs          X                             X
Revlon Inc............. CLA            761525500  3,304  1,045,507 Shrs          X                             X
Rhodia SA.............. Spons ADR New  762397107  1,927    755,680 Shrs          X                             X
Speedway Motorsports
  Inc.................. Common Stock   847788106  1,528     40,000 Shrs          X                             X
Sprint Nextel Corp..... Common Stock   852061100    258     10,000 Shrs          X                             X
Staar Surgical Co...... Com Par $.01   852312305  4,507    502,500 Shrs          X                             X
Timberland Co.......... Common Stock   887100105    513     15,000 Shrs          X                             X
Tivo Inc............... Common Stock   888706108    362     50,000 Shrs          X                             X
US Airways Group
  Inc.................. Common Stock   90341W108 14,504    362,604 Shrs          X                             X
USA Mobility Inc....... Common Stock   90341G103  2,148     75,431 Shrs          X                             X
Vector Group Ltd....... Common Stock   92240M108  2,388    125,300 Shrs          X                             X
Williams Cos Inc....... Common Stock   969457100 19,950    932,683 Shrs          X                             X
General Motors Corp.... Deb Sr. Conv B 370442733  2,192    135,000 PRN           X                             X
NRG Energy Inc......... PFD Conv Mand  629377870  2,388     10,000 PRN           X                             X
Nasdaq 100 TR.......... Unit Ser 1     631100104  4,193    100,000 Shrs  Put     X                             X
Williams Cos Inc....... Common Stock   969457100  1,070     50,000 Shrs  Call    X                             X
Williams Cos Inc....... Common Stock   969457100    428     20,000 Shrs  Call    X                             X
Williams Cos Inc....... Common Stock   969457100    642     30,000 Shrs  Call    X                             X
Williams Cos Inc....... Common Stock   969457100    642     30,000 Shrs  Call    X                             X
ishares TR............. Russell 2000   464287655  5,698     75,000 Shrs  Put     X                             X
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